FORM 5500, SCHEDULE H, LINE 4i SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EBP 000
EBP, Schedule of Asset Held for Investment [Line Items]
FORM 5500, SCHEDULE H, LINE 4i SCHEDULE OF ASSETS (HELD AT END OF YEAR)
RYDER SYSTEM, INC. 401(k) SAVINGS PLAN
SCHEDULE H, LINE 4i
SCHEDULE OF ASSETS (HELD AT END OF YEAR)

(a)	(b)	(c)		(d)	(e)
		Description of Investment including Maturity Date, Rate of Interest, Par or Maturity Value
	Identity of Issue, Borrower, Lessor or Similar Party			Cost	Current Value
	SYNTHETIC GUARANTEED INVESTMENT CONTRACTS:
	FIXED INCOME SECURITIES:
	SSGA GOVERNMENT ST INVESTMENT FUND	—	4.29%		505,866
	COREBRIDGE GBL FUNDING 4.90% 01/07/2028 144A	1/7/2028	4.90%	**	171,593
	AT&T INC 4.7% 08/15/2030	8/15/2030	4.70%	**	186,824
	ALIMENTATION COUCHE-TARD INC 4.148% 09/29/2028 144	9/29/2028	4.15%	**	282,253
	ALLY AUTO RECEIVABLES TRUST 2024-1 5.08% 12/15/202	12/15/2028	5.08%	**	47,839
	ALPHABET INC 3.875% 11/15/2028	11/15/2028	3.88%	**	333,563
	ALPHABET INC 4.1% 11/15/2030	11/15/2030	4.10%	**	333,080
	AMERICAN EXPRESS CO 5.389%/VAR 07/28/2027	7/28/2027	5.39%	**	412,271
	AMERICAN EXPRESS CO 5.085%/VAR 01/30/2031	1/30/2031	5.08%	**	96,800
	AMERICAN EXPRESS CR ACC MST TR 5.23% 04/15/2029	4/15/2029	5.23%	**	408,509
	AMERICAN HONDA FINANCE CORP 4.95% 01/09/2026	1/9/2026	4.95%	**	329,673
	AMPHENOL CORPORATION NEW 5.05% 04/05/2029	4/5/2029	5.05%	**	92,662
	ATHENE GLOBAL FUNDING 5.339% 01/15/2027 144A	1/15/2027	5.34%	**	240,535
	ATHENE GLOBAL FUNDING 5.516% 03/25/2027 144A	3/25/2027	5.52%	**	283,299
	BA CR CARD TR 4.98% 11/15/2028	11/15/2028	4.98%	**	208,596
	BA CR CARD TR 4.31% 05/15/2030	5/15/2030	4.31%	**	557,796
	BAE SYSTEMS PLC 5.125% 03/26/2029 144A	3/26/2029	5.13%	**	208,306
	BAT CAPITAL CORP 3.557% 08/15/2027	8/15/2027	3.56%	**	301,724
	BMW US CAPITAL LLC 3.45% 04/01/2027 144A	4/1/2027	3.45%	**	588,686
	BPCE SA 4.75% 07/19/2027 144A	7/19/2027	4.75%	**	438,994
	BANK OF AMERICA CORPORATION 2.651%/VAR 03/11/2032	3/11/2032	2.65%	**	324,377
	BANK OF AMERICA CORPORATION 5.202%/VAR 04/25/2029	4/25/2029	5.20%	**	300,245
	BANK OF AMERICA CORPORATION 5.933%/VAR 09/15/2027	9/15/2027	5.93%	**	360,708
	BANK OF MONTREAL QUE 5.37% 06/04/2027	6/4/2027	5.37%	**	358,680
	BANK OF NEW YORK MELLON 4.729%/VAR 04/20/2029	4/20/2029	4.73%	**	256,489
	BANK OF NOVA SCOTIA 5.4% 06/04/2027	6/4/2027	5.40%	**	287,040
	BARCLAYS PLC 5.501%/VAR 08/09/2028	8/9/2028	5.50%	**	302,571
	BARCLAYS PLC 5.086%/VAR 02/25/2029	2/25/2029	5.09%	**	518,459
	BARCLAYS PLC 5.367%/VAR 02/25/2031	2/25/2031	5.37%	**	420,953
	BMW VEHICLE LEASE TRUST 2025-1 4.43% 06/26/2028	6/26/2028	4.43%	**	287,691
	BROADCOM INC 4.2% 10/15/2030	10/15/2030	4.20%	**	190,885
	CAPITAL ONE FIN CORP 5.468%/VAR 02/01/2029	2/1/2029	5.47%	**	304,360
	CAPITAL ONE PRIME AUTO RECEIVABLES TR 2024-1 4.62%	7/16/2029	4.62%	**	252,914

RYDER SYSTEM, INC. 401(k) SAVINGS PLAN
SCHEDULE H, LINE 4i
SCHEDULE OF ASSETS (HELD AT END OF YEAR)

(a)	(b)	(c)		(d)	(e)
		Description of Investment including Maturity Date, rate of Interest, Par or Maturity Value
	Identity of Issue, Borrower, lessor or Similar Party			Cost	Current Value
	CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-2 5.	6/15/2028	5.82%	**	238,600
	CARMAX AUTO OWNER TRUST 2024-1 4.92% 10/16/2028	10/16/2028	4.92%	**	142,790
	CARMAX AUTO OWNER TR 2023-4 6% 07/17/2028	7/17/2028	6.00%	**	49,429
	CARMAX AUTO OWNER TR 2024-2 5.5% 01/16/2029	1/16/2029	5.50%	**	48,777
	CARVANA AUTO RECEIVABLES TR 2025-P3 A3 4.04% 11/11	11/11/2030	4.04%	**	326,638
	CARVANA AUTO RECEIVABLES TRUST 2025-P2 4.55% 08/12	8/12/2030	4.55%	**	207,322
	CHASE ISSUANCE TR 5.08% 09/15/2030	9/15/2030	5.08%	**	461,355
	CHASE ISSUANCE TR 4.16% 07/15/2030	7/15/2030	4.16%	**	414,856
	CHEVRON PHIL CHEM LLC /CHEV LP 4.75% 05/15/2030 14	5/15/2030	4.75%	**	57,061
	CITIGROUP INC 3.52%/VAR 10/27/2028	10/27/2028	3.52%	**	309,201
	CITIBANK CR CARD ISSUANCE TR 4.3% 06/21/2030	6/21/2030	4.30%	**	658,494
	CITIBANK NA 4.576% 05/29/2027	5/29/2027	4.58%	**	405,706
	COMMONWEALTH EDISON CO 2.95% 08/15/2027	8/15/2027	2.95%	**	458,727
	DTE ENERGY CO 4.95% 07/01/2027	7/1/2027	4.95%	**	117,285
	DTE ENERGY CO 5.2% 04/01/2030	4/1/2030	5.20%	**	229,851
	DAIMLER TRUCKS FINANCE NORTH AMERICA LLC 5.125% 09	9/25/2027	5.13%	**	154,454
	DAIMLER TRUCKS FINANCE NORTH AMERICA LLC 4.95% 01/	1/13/2028	4.95%	**	155,677
	DAIMLER TRUCKS RETAIL TRUST 2024-1 5.49% 12/15/202	12/15/2027	5.49%	**	164,906
	DELL INTL/EMC CORP 5% 04/01/2030	4/1/2030	5.00%	**	159,741
	DEUTSCHE BANK AG NEW YORK BNCH 4.469%/VAR 12/10/20	12/10/2031	4.47%	**	399,718
	DNB BANK ASA 4.384%/VAR 11/04/2031 144A	11/4/2031	4.38%	**	411,280
	DUKE ENERGY CAROLINAS LLC 4.85% 03/15/2030	3/15/2030	4.85%	**	172,229
	DUKE ENERGY FLORIDA LLC 3.8% 07/15/2028	7/15/2028	3.80%	**	457,405
	ENBRIDGE INC 5.25% 04/05/2027	4/5/2027	5.25%	**	179,611
	ENBRIDGE INC 5.3% 04/05/2029	4/5/2029	5.30%	**	152,353
	ENBRIDGE INC 4.6% 06/20/2028	6/20/2028	4.60%	**	50,586
	ENBRIDGE INC 4.2% 11/20/2028	11/20/2028	4.20%	**	181,034
	ENTERPRISE PRODS OPER LLC 3.125% 07/31/2029	7/31/2029	3.13%	**	304,617
	EQUITABLE AMERICA GLOBAL FUNDING 4.65% 06/09/2028	6/9/2028	4.65%	**	161,061
	EQUITABLE AMERICA GLOBAL FUNDING 4.95% 06/09/2030	6/9/2030	4.95%	**	184,887
	EQUITABLE FINANCIAL LIFE GLOBAL FUNDING 5% 03/27/2	3/27/2030	5.00%	**	193,610
	EQUITABLE FINANCIAL LIFE GLOBAL FUNDING 4.6% 04/01	4/1/2027	4.60%	**	259,675
	EXELON CORP 5.15% 03/15/2029	3/15/2029	5.15%	**	81,379
	META PLATFORMS INC 4.2% 11/15/2030	11/15/2030	4.20%	**	187,652
	META PLATFORMS INC 4.6% 11/15/2032	11/15/2032	4.60%	**	204,105
	FHLG 5.50% 3/34 #G01665	3/1/2034	5.50%	**	5,492
	FHLG 25YR 5.50% 7/35 #G05815	7/1/2035	5.50%	**	3,478
	FHLG 15YR 3% 07/01/2035#SB0361	7/1/2035	3.00%	**	429,231
	FHLG 15YR 2.5% 12/01/2033#SB0992	12/1/2033	2.50%	**	470,509
	FHLG 15YR 2.5% 04/01/2036#SB1091	4/1/2036	2.50%	**	613,390
	FEDERAL NAT MTG ASN GTD REM PA 3.5% 02/25/2046	2/25/2046	3.50%	**	23,794

RYDER SYSTEM, INC. 401(k) SAVINGS PLAN
SCHEDULE H, LINE 4i
SCHEDULE OF ASSETS (HELD AT END OF YEAR)

(a)	(b)	(c)		(d)	(e)
		Description of Investment including Maturity Date, rate of Interest, Par or Maturity Value
	Identity of Issue, Borrower, lessor or Similar Party			Cost	Current Value
	FNMA 5.50% 11/34 #310105	11/1/2034	5.50%	**	28,361
	FEDERAL HOME LN MTG MLT CTF GT 2% 07/25/2042	7/25/2042	2.00%	**	367,504
	FEDERAL HOME LN MTG MLT CTF GT 2% 01/25/2044	1/25/2044	2.00%	**	477,835
	FEDERAL HOME LN MTG MLT CTF GT 2% 08/25/2041	8/25/2041	2.00%	**	282,723
	FEDERAL HOME LN MTG MLT CTF GT 2% 06/25/2041	6/25/2041	2.00%	**	187,622
	FEDERAL HOME LN MTG MLT CTF GT 2% 04/25/2043	4/25/2043	2.00%	**	473,371
	FNMA 15YR 3.5% 07/01/2029#FS7019	7/1/2029	3.50%	**	276,214
	FNMA 20YR 3.00% 11/32 #MA1237	11/1/2032	3.00%	**	181,420
	FNMA 10YR 1.5% 10/01/2031#MA4448	10/1/2031	1.50%	**	308,485
	FNMA 10YR 1.5% 12/01/2031#MA4503	12/1/2031	1.50%	**	322,296
	FORD CREDIT AUTO OWNER TRUST 2023-B 5.23% 05/15/20	5/15/2028	5.23%	**	128,029
	FORDF 2025-1 A1 4.63% 04/15/2030	4/15/2030	4.63%	**	224,153
	FORD CREDIT AUTO OWNER TRUST 2024-D 4.84% 08/15/20	8/15/2029	4.61%	**	141,834
	GM FINL CONSUMER AUTOMOBILE RECEIVABLES TR 2023-3	6/16/2028	5.45%	**	35,192
	GENERAL MTRS FINL CO INC 4.2% 10/27/2028	10/27/2028	4.20%	**	153,351
	GLENCORE FDG LLC 4.907% 04/01/2028 144A	4/1/2028	4.91%	**	97,747
	GM FINANCIAL SECURITIZED TERM AUTO RECEIVABLES TR	8/16/2028	5.78%	**	196,520
	GOLDMAN SACHS GROUP INC (THE) 4.937%/VAR 04/23/202	4/23/2028	4.94%	**	357,321
	GOLDMAN SACHS GROUP INC (THE) 2.64%/VAR 02/24/2028	2/24/2028	2.64%	**	467,052
	HSBC HOLDINGS PLC 2.357%/VAR 08/18/2031	8/18/2031	2.36%	**	321,389
	HSBC HOLDINGS PLC 4.755%/VAR 06/09/2028	6/9/2028	4.76%	**	439,103
	HSBC HOLDINGS PLC 4.899%/VAR 03/03/2029	3/3/2029	4.90%	**	303,066
	HEWLETT PACKARD ENTERPRISE CO 4.4% 09/25/2027	9/25/2027	4.40%	**	170,781
	HUNTINGTON BANCSHARES INC/OH 6.208%/VAR 08/21/2029	8/21/2029	6.21%	**	342,797
	HYUNDAI CAP AMER 4.3% 09/24/2027 144A	9/24/2027	4.30%	**	365,193
	HYUNDAI AUTO RECEIVABLES TR 2024-A 4.99% 02/15/202	2/15/2029	4.99%	**	68,555
	HYUNDAI AUTO RECEIVABLES TRUST 2023-B 5.48% 04/17/	4/17/2028	5.48%	**	33,384
	HYUNDAI AUTO RECEIVABLES TRUST 25-B 4.36% 12/17/20	12/17/2029	4.36%	**	394,521
	ING GROEP NV 5.335%/VAR 03/19/2030	3/19/2030	5.34%	**	218,790
	ING GROEP NV 4.858%/VAR 03/25/2029	3/25/2029	4.86%	**	299,181
	INGERSOLL RAND INC 5.197% 06/15/2027	6/15/2027	5.20%	**	305,452
	INGERSOLL RAND INC 5.176% 06/15/2029	6/15/2029	5.18%	**	310,784
	JPMORGAN CHASE & CO 4.851%/VAR 07/25/2028	7/25/2028	4.85%	**	516,974
	JPMORGAN CHASE & CO 4.912%/VAR 07/25/2033	7/25/2033	4.91%	**	446,188
	JPMORGAN CHASE & CO 5.299%/VAR 07/24/2029	7/24/2029	5.30%	**	436,246
	JPMORGAN CHASE & CO 5.04%/VAR 01/23/2028	1/23/2028	5.04%	**	361,388
	JPMORGAN CHASE & CO 5.571%/VAR 04/22/2028	4/22/2028	5.57%	**	245,321
	JACKSON NATL LIFE GLOBAL FDG 4.6% 10/01/2029 144A	10/1/2029	4.60%	**	511,818
	JACKSON NATL LIFE GLOBAL FDG 5.35% 01/13/2030 144A	1/13/2030	5.35%	**	212,418
	JAPAN TOBACCO INC 4.85% 05/15/2028 144A	5/15/2028	4.85%	**	201,729
	JERSEY CENTRAL POWR & LIGHT CO 4.4% 01/15/2031 144	1/15/2031	4.40%	**	167,773

RYDER SYSTEM, INC. 401(k) SAVINGS PLAN
SCHEDULE H, LINE 4i
SCHEDULE OF ASSETS (HELD AT END OF YEAR)

(a)	(b)	(c)		(d)	(e)
		Description of Investment including Maturity Date, rate of Interest, Par or Maturity Value
	Identity of Issue, Borrower, lessor or Similar Party			Cost	Current Value
	KENVUE INC 5% 03/22/2030	3/22/2030	5.00%	**	292,611
	LLOYDS BANKING GROUP PLC 3.574%/VAR 11/07/2028	11/7/2028	3.57%	**	309,218
	LLOYDS BANKING GROUP PLC 4.818%/VAR 06/13/2029	6/13/2029	4.82%	**	203,761
	LLOYDS BANKING GROUP PLC 4.425%/VAR 11/04/2031	11/4/2031	4.43%	**	200,794
	MARS INC 4.6% 03/01/2028 144A	3/1/2028	4.60%	**	300,478
	MARS INC 4.8% 03/01/2030 144A	3/1/2030	4.80%	**	99,644
	MERCEDES-BENZ AUTO LEASE TRUST 2025-A 4.61% 04/16/	4/16/2029	4.61%	**	269,068
	MERCEDES-BENZ FINANCE NORTH AMERICA LLC 5.25% 11/2	11/29/2027	5.25%	**	442,487
	MERCEDES-BENZ FINANCE NORTH AMERICA LLC 4.8% 08/01	8/1/2029	4.80%	**	363,275
	MERCEDES-BENZ AUTO LEASE TRUST 2024-A 5.32% 01/18/	1/18/2028	5.32%	**	75,906
	MET TOWER GLOBAL FUNDING 4% 10/01/2027 144A	10/1/2027	4.00%	**	151,808
	MET TOWER GLOBAL FUNDING 4.2% 09/16/2030 144A	9/16/2030	4.20%	**	342,567
	MIDAMERICAN ENERGY CO 3.1% 05/01/2027	5/1/2027	3.10%	**	457,924
	MITSUBISHI UFJ FIN GRP INC 5.017%/VAR 07/20/2028	7/20/2028	5.02%	**	300,749
	MIZUHO FINL GROUP INC 4.711%/VAR 07/08/2031	7/8/2031	4.71%	**	276,497
	MORGAN STANLEY BK NA SALT LAKE 5.016%/VAR 01/12/20	1/12/2029	5.02%	**	260,491
	MORGAN STANLEY 4.889%/VAR 07/20/2033	7/20/2033	4.89%	**	310,855
	MORGAN STANLEY 5.164%/VAR 04/20/2029	4/20/2029	5.16%	**	299,531
	MORGAN STANLEY 5.042%/VAR 07/19/2030	7/19/2030	5.04%	**	366,810
	MORGAN STANLEY 4.994%/VAR 04/12/2029	4/12/2029	4.99%	**	258,761
	MORGAN STANLEY 5.23%/VAR 01/15/2031	1/15/2031	5.23%	**	283,969
	NTT FINANCE CORP 4.372% 07/27/2027 144A	7/27/2027	4.37%	**	450,522
	NTT FINANCE CORP 4.567% 07/16/2027 144A	7/16/2027	4.57%	**	205,874
	NTT FINANCE CORP 4.62% 07/16/2028 144A	7/16/2028	4.62%	**	206,895
	NATIONAL BANK OF CANADA 4.5% 10/10/2029	10/10/2029	4.50%	**	256,160
	NATWEST GROUP PLC 5.115%/VAR 05/23/2031	5/23/2031	5.11%	**	361,205
	NATWEST MARKETS PLC 5.416% 05/17/2027 144A	5/17/2027	5.42%	**	369,597
	NISSAN AUTO RECEIVABLES 2023-B OWNER TR 5.93% 03/1	3/15/2028	5.93%	**	109,694
	ONEOK INC 4.25% 09/24/2027	9/24/2027	4.25%	**	35,516
	ONEOK INC 4.4% 10/15/2029	10/15/2029	4.40%	**	37,468
	PNC FINANCIAL SERVICES GRP INC 6.615%/VAR 10/20/20	10/20/2027	6.62%	**	421,549
	PACIFIC LIFE GF II 4.5% 08/28/2029 144A	8/28/2029	4.50%	**	430,497
	PAYCHEX INC 5.1% 04/15/2030	4/15/2030	5.10%	**	13,524
	PHILIP MORRIS INTL INC 5.125% 11/17/2027	11/17/2027	5.13%	**	429,656
	PHILIP MORRIS INTL INC 5.625% 11/17/2029	11/17/2029	5.63%	**	296,283
	PINNACLE WEST CAPITAL CORP 4.9% 05/15/2028	5/15/2028	4.90%	**	65,550
	PINNACLE WEST CAPITAL CORP 5.15% 05/15/2030	5/15/2030	5.15%	**	71,553
	PRICOA GLOBAL FDG I 4.4% 08/27/2027 144A	8/27/2027	4.40%	**	430,085
	PRICOA GLOBAL FDG I 4.7% 05/28/2030 144A	5/28/2030	4.70%	**	357,680
	PUBLIC SVC ENTERPRISE GRP INC 4.9% 03/15/2030	3/15/2030	4.90%	**	107,846
	RGA GLOBAL FUNDING 5.448% 05/24/2029 144A	5/24/2029	5.45%	**	220,532

RYDER SYSTEM, INC. 401(k) SAVINGS PLAN
SCHEDULE H, LINE 4i
SCHEDULE OF ASSETS (HELD AT END OF YEAR)

(a)	(b)	(c)		(d)	(e)
		Description of Investment including Maturity Date, rate of Interest, Par or Maturity Value
	Identity of Issue, Borrower, lessor or Similar Party			Cost	Current Value
	RGA GLOBAL FUNDING 4.35% 08/25/2028 144A	8/25/2028	4.35%	**	417,977
	ROPER TECHNOLOGIES INC 4.5% 10/15/2029	10/15/2029	4.50%	**	124,311
	ROPER TECHNOLOGIES INC 4.45% 09/15/2030	9/15/2030	4.45%	**	62,329
	SAMMONS FINANCIAL GROUP GLOBAL FUNDING 5.1% 12/10/	12/10/2029	5.10%	**	247,510
	SAMMONS FINANCIAL GROUP GLOBAL FUNDING 5.05% 01/10	1/10/2028	5.05%	**	215,180
	SAMMONS FINANCIAL GROUP GLOBAL FUNDING 4.8% 12/12/	12/12/2030	4.80%	**	200,907
	SANTANDER HLDGS USA INC 6.124%/VAR 05/31/2027	5/31/2027	6.12%	**	119,439
	SIMON PROPERTY GROUP LP 4.375% 10/01/2030	10/1/2030	4.38%	**	419,519
	SOUTHERN POWER CO 4.25% 10/01/2030	10/1/2030	4.25%	**	129,199
	STATE STREET CORP 4.53%/VAR 02/20/2029	2/20/2029	4.53%	**	209,991
	TARGA RES CORP 4.35% 01/15/2029	1/15/2029	4.35%	**	33,287
	TORONTO DOMINION BANK 4.783% 12/17/2029	12/17/2029	4.78%	**	305,551
	TOYOTA MOTOR CREDIT CORP 4.65% 01/05/2029	1/5/2029	4.65%	**	301,866
	TOYOTA MOTOR CREDIT CORP 4.55% 08/09/2029	8/9/2029	4.55%	**	48,607
	TRUIST FINANCIAL CORP 7.161%/VAR 10/30/2029	10/30/2029	7.16%	**	429,921
	TRUIST FINANCIAL CORP 5.071%/VAR 05/20/2031	5/20/2031	5.07%	**	339,920
	UBS GROUP AG 3.126%/VAR 08/13/2030 144A	8/13/2030	3.13%	**	320,134
	UBER TECHNOLOGIES INC 4.15% 01/15/2031	1/15/2031	4.15%	**	65,584
	UST NOTES 4% 02/29/2028	2/29/2028	4.00%	**	8,352,016
	UST NOTES 4.625% 09/30/2028	9/30/2028	4.63%	**	7,225,976
	UST NOTES 4.5% 11/15/2033	11/15/2033	4.50%	**	1,316,149
	UST NOTES 4.375% 11/30/2030	11/30/2030	4.38%	**	2,266,325
	UST NOTES 4.375% 11/30/2028	11/30/2028	4.38%	**	2,357,555
	UST NOTES 4% 02/15/2034	2/15/2034	4.00%	**	2,502,737
	UST NOTES 4.25% 02/28/2031	2/28/2031	4.25%	**	10,883,975
	UST NOTES 4.625% 04/30/2029	4/30/2029	4.63%	**	16,327,491
	UST NOTES 4.375% 05/15/2034	5/15/2034	4.38%	**	561,991
	UST NOTES 4.5% 05/31/2029	5/31/2029	4.50%	**	5,470,037
	UST NOTES 4.375% 07/15/2027	7/15/2027	4.38%	**	947,412
	UST NOTES 3.375% 09/15/2027	9/15/2027	3.38%	**	2,146,024
	UST NOTES 4% 12/15/2027	12/15/2027	4.00%	**	7,334,838
	UST NOTES 4.375% 12/31/2029	12/31/2029	4.38%	**	4,327,708
	UST NOTES 4.625% 02/15/2035	2/15/2035	4.63%	**	699,853
	UST NOTES 4% 03/31/2030	3/31/2030	4.00%	**	3,297,061
	UST NOTES 4.25% 08/15/2035	8/15/2035	4.25%	**	258,646
	UST NOTES 3.5% 11/15/2028	11/15/2028	3.50%	**	2,365,210
	VERIZON MASTER TRUST 4.62% 11/20/2030	11/20/2030	4.62%	**	345,504
	VIRGINIA ELECTRIC AND POWER CO 5.3% 08/15/2033	8/15/2033	5.30%	**	455,000
	VOLKSWAGEN GROUP AMER FIN LLC 4.35% 06/08/2027 144	6/8/2027	4.35%	**	301,273
	VOLKSWAGEN AUTO LOAN ENHANCED TRUST 2023-1 5.02% 0	6/20/2028	5.02%	**	100,661
	VOLKSWAGEN AUTO LOAN ENHANCED TRUST 2023-2 5.48% 1	12/20/2028	5.48%	**	221,051

RYDER SYSTEM, INC. 401(k) SAVINGS PLAN
SCHEDULE H, LINE 4i
SCHEDULE OF ASSETS (HELD AT END OF YEAR)

(a)	(b)	(c)		(d)	(e)
		Description of Investment including Maturity Date, rate of Interest, Par or Maturity Value
	Identity of Issue, Borrower, lessor or Similar Party			Cost	Current Value
	VOLKSWAGEN AUTO LOAN ENHANCED TRUST 2024-1 4.63% 0	7/20/2029	4.63%	**	344,718
	WELLS FARGO CARD ISSUANCE TRUST 4.94% 02/15/2029	2/15/2029	4.94%	**	355,412
	WELLS FARGO CARD ISSUANCE TRUST 4.34% 05/15/2030	5/15/2030	4.34%	**	385,867
	WELLS FARGO & CO NEW 5.574%/VAR 07/25/2029	7/25/2029	5.57%	**	307,432
	WELLS FARGO & CO NEW 5.707%/VAR 04/22/2028	4/22/2028	5.71%	**	412,732
	WELLS FARGO & CO NEW 5.244%/VAR 01/24/2031	1/24/2031	5.24%	**	203,225
	WELLS FARGO & CO NEW 4.97%/VAR 04/23/2029	4/23/2029	4.97%	**	347,199
	WESTERN-SOUTHERN GLOBAL FUNDING 4.9% 05/01/2030 14	5/1/2030	4.90%	**	42,294
	WESTERN-SOUTHERN GLOBAL FUNDING 4.5% 07/16/2028 14	7/16/2028	4.50%	**	421,516
	WILLIAMS COS INC 4.8% 11/15/2029	11/15/2029	4.80%	**	187,611
	WILLIAMS COS INC 4.625% 06/30/2030	6/30/2030	4.63%	**	77,764
	WORLD OMNI AUTO RECEIVABLES TR 2023-D 5.79% 02/15/	2/15/2029	5.79%	**	176,402
	WORLD OMNI AUTO RECEIVABLES TRUST 2023-C 5.15% 11/	11/15/2028	5.15%	**	22,338
	WORLD OMNI AUTO RECEIVABLES TR 2024-A 4.86% 03/15/	3/15/2029	4.86%	**	298,174
	WORLD OMNI AUTOMOBILE LEASE SECURITIZATION TR 2024	10/15/2027	5.26%	**	157,379
	Total Fixed Income Securities				130,002,766
	Various Wrap Issuers	FBRIC wrapper contract (adjustment to contract value)		**	449,041
	Total Synthetic Guaranteed Investment Contracts				130,451,806

	MUTUAL FUNDS:
*	Fidelity US Bond Idx	4,365,859 shares		**	46,103,470
*	JP Morgan Equity Income Select Fund	3,980,710 shares		**	98,522,567
*	DFA Emerging Markets Core Equity Fund	249,358 shares		**	7,251,334
*	Fidelity Investments Money Market Government Portfolio - Class I	—	4.20%	**	1,918,807
*	Total Mutual Funds				153,796,179

	COMMON COLLECTIVE TRUSTS:
*	FIAM Index TD 2010 T	192,151	units	**	4,407,933
*	FIAM Index TD 2015 T	500,569	units	**	12,364,052
*	FIAM Index TD 2020 T	1,344,954	units	**	34,767,066
*	FIAM Index TD 2025 T	3,373,467	units	**	96,481,170
*	FIAM Index TD 2030 T	5,550,617	units	**	166,796,032
*	FIAM Index TD 2035 T	5,116,151	units	**	175,586,310
*	FIAM Index TD 2040 T	3,778,363	units	**	139,648,285
*	FIAM Index TD 2045 T	3,461,732	units	**	131,961,228
*	FIAM Index TD 2050 T	2,869,950	units	**	108,627,603
*	FIAM Index TD 2055 T	2,337,469	units	**	90,787,315
*	FIAM Index TD 2060 T	2,024,897	units	**	55,745,409
*	FIAM Index TD 2065 T	113,678	units	**	2,258,789
*	BTC Total Return L	1,190,438	units	**	13,597,892
*	Fidelity Contrafund Pool	4,505,539	units	**	250,778,320
*	FID GR CO POOL CL D	5,840,346	units	**	518,272,289
*	MFS INTL EQUITY 3B	2,643,019	units	**	60,181,541

RYDER SYSTEM, INC. 401(k) SAVINGS PLAN
SCHEDULE H, LINE 4i
SCHEDULE OF ASSETS (HELD AT END OF YEAR)

(a)	(b)	(c)			(d)	(e)
		Description of Investment including Maturity Date, rate of Interest, Par or Maturity Value
	Identity of Issue, Borrower, lessor or Similar Party			Current Value	Cost	Current Value
*	Boston Trust Walden SMID Cap Cit	2,561,649	units		**	35,453,217
*	SP 500 INDEX PL CL E	572,629	units		**	186,133,045
*	SP EXT MKT IDX CL E	213,906	units		**	40,729,817
*	FID FRDM IDX RET T	520,098	units		**	9,653,014
*	SP TTL INTL IDX CL E	103,510	units		**	14,829,888
*	FID FRDM INX 2070 T	33,610	units		**	416,088
*	Total Common Collective Trusts					2,149,476,304

*	Ryder System, Inc. common stock fund	829,196			**	159,545,112

	Total investments per net assets available for benefits					2,592,820,361

*	Notes receivable from participants		3.25% - 9.5%		—	46,448,926
	Investments at Fair Value					2,639,269,287

*	Represents a Party-In-Interest as defined by ERISA.
**	Indicates a participant-directed investment; the cost disclosure is not required.